UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09157

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
California Municipal Income Trust (CEV)
Semiannual Report
May 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2023
Eaton Vance
California Municipal Income Trust

Eaton Vance
California Municipal Income Trust
May 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.78%	(1.94)%	1.14%	2.91%
Fund at Market Price	—	0.39	(6.35)	1.36	2.14

Bloomberg Municipal Bond Index	—	1.94%	0.49%	1.65%	2.28%
% Premium/Discount to NAV[3]
As of period end	(14.83)%
Distributions [4]
Total Distributions per share for the period	$0.223
Distribution Rate at NAV	3.84%
Taxable-Equivalent Distribution Rate at NAV	8.36
Distribution Rate at Market Price	4.51
Taxable-Equivalent Distribution Rate at Market Price	9.82
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	30.47%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten year period is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-
equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
Important Notice
On January 26, 2023, the Fund's Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed "Control Share Acquisitions" under the Fund's By-Laws from the Control Share Provisions of the Fund's By-Laws.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,111,011
Total Corporate Bonds (identified cost $1,083,916)		$ 1,111,011

Tax-Exempt Municipal Obligations — 130.3%
Security	Principal Amount (000's omitted)	Value
Education — 13.2%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 6,556,685
University of California, 5.00%, 5/15/46(2)	4,075	4,244,438
		$ 10,801,123
Electric Utilities — 9.2%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,241,880
Sacramento Municipal Utility District, CA, 5.00%, 8/15/50(2)	3,000	3,253,080
		$ 7,494,960
Escrowed/Prerefunded — 3.9%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	$2,445	$ 2,606,957
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	535	539,686
		$ 3,146,643
General Obligations — 30.2%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 972,700
Alum Rock Union Elementary School District, CA, (Election of 2016):
4.00%, 8/1/42	380	371,408
5.25%, 8/1/47	1,000	1,092,780
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/47	1,350	1,508,139
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	867,186
California:
4.85%, 12/1/46	1,500	1,595,025
5.00%, 9/1/52(2)	3,500	3,851,645
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	$1,000	$ 1,186,630
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	2,000	1,937,640
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	6,327,960
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/43	500	503,040
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	1,500	1,506,345
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	961,810
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	2,000	1,945,400
		$ 24,627,708
Hospital — 27.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$2,685	$ 2,605,605
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	635,057
5.00%, 11/15/35	910	909,936
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,877,000
4.00%, 11/1/44	2,250	2,203,875
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,250	1,179,162
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	3,640,320
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	994,590
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	3,877,500
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	608,532
		$ 22,531,577
Housing — 4.9%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 272,184
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	392,459

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	$1,075	$ 710,457
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,555,365
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	391,922
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	325	248,648
3.00%, 9/15/56	650	451,607
		$ 4,022,642
Insured - Escrowed/Prerefunded — 5.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,719,805
		$ 4,719,805
Insured - General Obligations — 10.4%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 379,050
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	187,595
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	188,573
Moreno Valley Unified School District, CA, (Election of 2014), (AGM), 4.125%, 8/1/50	1,500	1,478,100
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,170,580
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	500	491,110
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49(3)	250	250,700
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,364,678
		$ 8,510,386
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$40	$ 42,435
		$ 42,435
Insured - Transportation — 9.0%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$ 4,002,850
(NPFG), 0.00%, 10/1/31	4,500	3,327,210
		$ 7,330,060
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.2%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.25%, 12/1/52	$750	$ 747,495
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	1,000	1,081,930
		$ 1,829,425
Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$ 919,804
		$ 919,804
Other Revenue — 1.1%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$500	$ 525,780
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	365	380,374
		$ 906,154
Senior Living/Life Care — 1.2%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$750	$ 665,977
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	33,396
Green Bonds, 5.00%, 11/15/46(1)	350	312,288
		$ 1,011,661
Special Tax Revenue — 5.7%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$ 496,787
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/24	240	240,336
5.00%, 9/1/25	335	335,425
5.00%, 9/1/26	240	240,305
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,231,103
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,140	1,092,052
		$ 4,636,008
Transportation — 4.7%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	$3,000	$ 3,025,500

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	$750	$ 775,215
		$ 3,800,715
Total Tax-Exempt Municipal Obligations (identified cost $106,313,124)		$106,331,106

Taxable Municipal Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.9%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$3,000	$ 2,583,120
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	670	574,726
		$ 3,157,846
Hospital — 5.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,483,125
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,000,800
		$ 4,483,925
Total Taxable Municipal Obligations (identified cost $8,651,659)		$ 7,641,771

Trust Units — 1.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 1.2%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 1,009,750
Total Trust Units (identified cost $994,570)		$ 1,009,750
Total Investments — 142.3% (identified cost $117,043,269)		$116,093,638
Other Assets, Less Liabilities — (42.3)%		$ (34,485,753)
Net Assets — 100.0%		$ 81,607,885
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $3,134,337 or 3.8% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(3)	When-issued security.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 10.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Statement of Assets and Liabilities (Unaudited)

May 31, 2023
Assets
Investments, at value (identified cost $117,043,269)	$ 116,093,638
Cash	1,783,480
Interest receivable	1,135,688
Total assets	$119,012,806
Liabilities
Payable for floating rate notes issued	$ 35,763,297
Payable for investments purchased	982,264
Payable for when-issued securities	244,960
Payable to affiliates:
Investment adviser fee	41,992
Administration fee	20,996
Trustees' fees	1,449
Interest expense and fees payable	274,308
Accrued expenses	75,655
Total liabilities	$ 37,404,921
Net Assets	$ 81,607,885
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 70,336
Additional paid-in capital	87,812,094
Accumulated loss	(6,274,545)
Net Assets	$ 81,607,885
Common Shares Issued and Outstanding	7,033,575
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.60

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2023
Investment Income
Interest income	$ 2,562,977
Total investment income	$ 2,562,977
Expenses
Investment adviser fee	$ 251,121
Administration fee	125,561
Trustees’ fees and expenses	3,978
Custodian fee	15,313
Transfer and dividend disbursing agent fees	7,518
Legal and accounting services	24,879
Printing and postage	12,652
Interest expense and fees	757,699
Miscellaneous	14,221
Total expenses	$ 1,212,942
Net investment income	$ 1,350,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,296,198)
Net realized loss	$(1,296,198)
Change in unrealized appreciation (depreciation):
Investments	$ 1,166,934
Net change in unrealized appreciation (depreciation)	$ 1,166,934
Net realized and unrealized loss	$ (129,264)
Net increase in net assets from operations	$ 1,220,771

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Statements of Changes in Net Assets

	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,350,035	$ 3,363,752
Net realized loss	(1,296,198)	(3,438,899)
Net change in unrealized appreciation (depreciation)	1,166,934	(17,581,441)
Net increase (decrease) in net assets from operations	$ 1,220,771	$ (17,656,588)
Distributions to common shareholders	$ (1,565,674)	$ (3,787,019)
Capital share transactions:
Cost of shares repurchased (see Note 5)	$ —	$ (1,069,604)
Net decrease in net assets from capital share transactions	$ —	$ (1,069,604)
Net decrease in net assets	$ (344,903)	$ (22,513,211)
Net Assets
At beginning of period	$ 81,952,788	$104,465,999
At end of period	$81,607,885	$ 81,952,788

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
May 31, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 1,220,771
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(13,817,354)
Investments sold	21,961,226
Net amortization/accretion of premium (discount)	(23,718)
Decrease in interest receivable	95,859
Increase in payable to affiliate for investment adviser fee	1,547
Increase in payable to affiliate for administration fee	774
Decrease in payable to affiliate for Trustees' fees	(409)
Increase in interest expense and fees payable	23,773
Decrease in accrued expenses	(24,285)
Net change in unrealized (appreciation) depreciation from investments	(1,166,934)
Net realized loss from investments	1,296,198
Net cash provided by operating activities	$ 9,567,448
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (1,565,674)
Repayment of secured borrowings	(8,060,000)
Net cash used in financing activities	$ (9,625,674)
Net decrease in cash	$ (58,226)
Cash at beginning of period	$ 1,841,706
Cash at end of period	$ 1,783,480
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 733,926

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended May 31, 2023 (Unaudited)	Year Ended November 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period (Common shares)	$ 11.650	$ 14.640	$ 14.690	$ 14.320	$ 13.130	$ 13.770
Income (Loss) From Operations
Net investment income(1)	$ 0.192	$ 0.473	$ 0.563	$ 0.544	$ 0.517	$ 0.464
Net realized and unrealized gain (loss)	(0.019)	(2.949)	(0.048)	0.372	1.203	(0.663)
Distributions to APS shareholders: From net investment income(1)	—	—	—	—	—	(0.003)
Total income (loss) from operations	$ 0.173	$ (2.476)	$ 0.515	$ 0.916	$ 1.720	$ (0.202)
Less Distributions to Common Shareholders
From net investment income	$ (0.223)	$ (0.533)	$ (0.564)	$ (0.545)	$ (0.530)	$ (0.465)
From net realized gain	—	—	(0.001)	(0.001)	—	—
Total distributions to common shareholders	$ (0.223)	$ (0.533)	$ (0.565)	$ (0.546)	$ (0.530)	$ (0.465)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ 0.019	$ —	$ —	$ —	$ 0.027
Net asset value — End of period (Common shares)	$11.600	$11.650	$ 14.640	$ 14.690	$ 14.320	$13.130
Market value — End of period (Common shares)	$ 9.880	$10.060	$ 13.790	$ 13.480	$ 13.120	$11.030
Total Investment Return on Net Asset Value(2)	1.78% (3)	(16.49)%	3.83%	6.89%	13.83%	(0.70)%
Total Investment Return on Market Value(2)	0.39% (3)	(23.44)%	6.58%	7.05%	24.15%	(4.76)%
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$ 81,608	$ 81,953	$104,466	$104,792	$102,186	$ 93,695
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.10% (5)	1.19%	1.08%	1.09%	1.12%	1.28%
Interest and fee expense(6)	1.83% (5)	0.95%	0.29%	0.68%	1.20%	1.50%
Total expenses	2.93% (5)	2.14%	1.37%	1.77%	2.32%	2.78%
Net investment income	3.27% (5)	3.76%	3.83%	3.79%	3.71%	3.45%
Portfolio Turnover	12% (3)	30%	18%	23%	8%	129%
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to APS shareholders, if any.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended November 30, 2018, iMTP Shares issued to redeem a portion of the Trust’s APS. As of November 30, 2018, the Trust had no APS and iMTP Shares outstanding.
APS	– Auction Preferred Shares
iMTP Shares	– Institutional MuniFund Term Preferred Shares

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance California Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s "fair value", which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of May 31, 2023, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the  Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held—The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2023. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At May 31, 2023, the amount of the Trust's Floating Rate Notes outstanding and the related collateral were $35,763,297 and $46,708,568, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2023 was 3.43% to 3.49%. For the six months ended May 31, 2023, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $42,957,253 and 3.54%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2023.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust's investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Trust began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Trust has elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Trust may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions—The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to May 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

At November 30, 2022, the Trust, for federal income tax purposes, had deferred capital losses of $3,766,870 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2022, $1,400,548 are short-term and $2,366,322 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 81,449,582
Gross unrealized appreciation	$ 2,209,199
Gross unrealized depreciation	(3,328,440)
Net unrealized depreciation	$ (1,119,241)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.40% of the Trust’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Trust except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust and the amount of floating-rate notes included as a liability in the Trust's Statement of Assets and Liabilities of up to $59,000,000, and (ii) the amount of any outstanding preferred shares issued by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2023, the investment adviser fee and administration fee were $251,121 and $125,561, respectively.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $15,044,578 and $21,961,226, respectively, for the six months ended May 31, 2023.
5  Common Shares of Beneficial Interest
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2023 and the year ended November 30, 2022.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2023. During the year ended November 30, 2022, the Trust repurchased 100,000 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $1,069,604 and an average price per share of $10.70. The weighted average discount per share to NAV on these repurchases amounted to 10.96% for the year ended November 30, 2022.

Eaton Vance
California Municipal Income Trust
May 31, 2023
Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,111,011	$ —	$ 1,111,011
Tax-Exempt Municipal Obligations	—	106,331,106	—	106,331,106
Taxable Municipal Obligations	—	7,641,771	—	7,641,771
Trust Units	—	1,009,750	—	1,009,750
Total Investments	$ —	$116,093,638	$ —	$116,093,638

Eaton Vance
California Municipal Income Trust
May 31, 2023
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 16, 2023. The following action was taken by the shareholders:
Proposal 1. The election of Alan C. Bowser, Keith Quinton, Marcus L. Smith and Nancy A. Wiser as Class III Trustees of the Trust for a three-year term expiring in 2026.
	Number of Shares
Nominees for Trustee	For	Withheld
Alan C. Bowser	4,859,682	879,525
Keith Quinton	4,964,410	774,797
Marcus L. Smith	4,964,625	774,582
Nancy A. Wiser	4,857,534	881,673

Eaton Vance
California Municipal Income Trust
May 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(2)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC ("EQ"), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7694    5.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 25, 2023